UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices) (Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

            Upright Growth Fund

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth Fund

____________________________________________________________________________________________

March 31, 2021

            Upright Growth Fund

Letter to Shareholders…………………………………………………………………………………………1

Schedule of Investments ………………………………………………………………….…………………..5

Statement of Assets and Liabilities……………………………………………………………………………8

Statement of Operations……………………………………………………………………….………………9

Statements of Changes in Net Assets……………..…………………………………………….……………10

Financial Highlights…………………………………..……………………….……………………………..11

Notes to Financial Statements……………………….….……………………………………………………12

Fund Expense……………………………………..………………………………………………………….15

Security Holdings by Industry Sector……………..…………………………………………………………16

Trustees and Officers……………………………..…………………………………………………………..18

Upright Growth Fund

May 30, 2021

Dear Valued Shareholder:

We are pleased to present the semi-annual report for Upright Funds for the six-month period from October 1, 2020 to March 31, 2021.  The Funds delivered outstanding performance as you can see in the following comparison.

Upright Growth Fund, 124% vs 18.34 % SP500

Upright Growth & Income Fund, 80% vs 18.34% SP500

Upright Assets Allocation Plus Fund, 71% vs 22% DWCF Dow Jones US Total Stock Market Index

If the period is stretched out to one-year as in the report, the numbers are even more staggering!

Market Review

While Covid-19 is still preventing people from returning to normal life and participating in activities to move the economy, the market seems unfazed and keeps breaking new highs even though the economy has not fully recovered.  Many may argue that the stock market is overheating again. However, factors such as low interest rates, relatively higher corporate earnings, high tech innovations are providing fuel to a lively economy. Increasing demand from people working from home for products to enhance their productivity also keeps the innovative wheel to keep turning.

Portfolio Review

The two stocks that took center stage this time are Himax Technologies and Plug Power, the green energy company.  Himax caused the funds to lag the market for the past two and a half years.  It finally showed up with a vengeance and went up almost 300% in the past year.

Plug Power was another pleasant surprise. Having held it for nine years it also made a powerful entrance during this period and turned over more than 20 times in just 12 months.  We took some profit from this green company because its price shot up too high too fast.

These two stocks provided one good lesson for us to learn.  Patience is necessary in the stock market.

And always, we thank you for your trust and we hope to bring more good report in the upcoming months.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth Fund

Upright Growth Fund vs S&P 500 performance
S&P500
UPUPX
$45,000.00
$40,000.00
$35,000.00
$30,000.00
$25,000.00
$20,000.00
$15,000.00
$10,000.00
$5,000.00
$-
03/31/11
09/30/11
03/31/12
09/30/12
03/31/13
09/30/13
03/31/14
09/30/14
03/31/15
09/30/15
03/31/16
09/30/16
03/31/17
09/30/17
03/31/18
09/30/18
03/31/19
09/30/19
03/31/20
09/30/20
03/31/21

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For Periods ended March 31, 2021

	1 - Year	3 - Year	5 - Year	10 - Year

Upright Growth Fund*	234.50%	30.65%	4.75%	9.28%
S&P 500 Index	56.33%	16.73%	16.27%	13.89%

* Inception January 21, 1999

Upright Growth Fund

Schedule of Investments (unaudited)
March 31, 2021

	Quantity	Market Value
Description
Equities
Aero Space 0.40%
Direxion Daily Aerospace & Defense Bull 3X Shares	5,500	117,810

Bank Industry 0.80%
Bank of America Corporation	6,000	232,140

Basic Material 0.27%
Steelcase Inc.	5,500	79,145

Chemicals Specialty 0.13%
The Mosaic Company	1,200	37,932

Consumer 0.70%
Bed Bath & Beyond Inc.	7,000	204,050

Drug Manufacturer-other 2.23%
AbbVie Inc.	6,000	649,320
Teva Pharmaceutical Industries Limited* ADR	50,892	587,294
		1,236,614

Electronic Equipment 19.29%
Apple Inc.	24,800	3,029,320
Plug Power Inc.	72,500	2,598,400
		5,627,720

Financial Service 0.62%
Direxion Daily Financial Bull 3X Shares	2,000	181,740

Generic Drug 1.09%
Bausch Health Companies Inc.	2,500	79,350
Viatris Inc.	17,030	237,909
		317,259

Upright Growth Fund

Industrial General Business 0.40%
Direxion Daily Industrials Bull 3X Shares	3,000	117,360

Internet Services 1.01%
Alphabet Inc.*	100	206,863
Facebook, Inc.*	300	88,359
		295,222

Inurance 0.67%
Brighthouse Financial, Inc.*	1,000	44,250
MetLife, Inc.	2,500	151,975
		196,225

MID Cap 0.58%
Direxion Daily Mid Cap Bull 3X Shares	3,000	170,070

MSCI-ETF 0.27%
Direxion Daily MSCI Real Estate Bull 3X Shares	5,000	79,200

Pharmaceutical 1.21%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000	88,240
Lannett Company, Inc.*	50,000	264,000
		352,240

Retail Special Lines 1.55%
Alibaba Group Holding Limited*	2,000	453,460

Semiconductor 9.64%
Silicon Motion Technology Corporation	13,500	801,765
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	2,010,760
		2,812,525

Small Cap 0.46%
Direxion Daily Small Cap Bull 3X Shares	1,500	134,265

IC Design 53.77%
Himax Technologies, Inc.* ADR	1,149,400	15,689,310

Upright Growth Fund

Total Equities 97.10%		28,334,287

Short Term Investments 3.90%
Invesco Treasury Portfolio Institutional	277,427	277,427
MSIL Federal Treasury Portfolio Institutional	276,462	276,462
First American Treasury Obligations Federal Class Z	276,462	276,462
First American Government Obligations Federal Class Z	278,663	278,663
MSIL Federal Government Portfolio Institutional	43,697	43,697
		1,152,711

Total Investments (Cost $19,035,224) 101%		29,486,998

Other Assets less Liabilities -1%		-306,113

Net Assets 100%		29,180,885

* Non income producing securities

ADR - American Depository Receipt

See accompanying notes to financial statements

Upright Growth Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2021

ASSETS
Investments, at market value (Identified cost $19,035,224)	$29,486,998
Cash	3,170
Total Assets	$29,490,168

LIABILITIES
Accrued Investment advisory fees	203,119
Accrued Administrative fees	69,518
Accrued Custodian fees	6,227
Accrued Auditor and legal fees	19,459
Accrued Trustee fees	3,680
Accrued Registration fees	2572
Accrued Insurance fees	2471
Miscellaneous	2,237
Total Liabilities	$309,283

NET ASSETS	$29,180,885

NET ASSETS CONSIST OF
Paid-in capital	17,418,882
Total distributable gain	11,762,003

Net Assets (based on 2,181,494 shares outstanding)	$29,180,885

Net Asset Value, redemption price per share	13.38

See accompanying notes to financial statements

Upright Growth Fund

Statement of Operations (unaudited)
March 31, 2021

INVESTMENT INCOME
Dividend income (net of Foreign taxes)	48,345
Interest income	24

Total investment income	$48,368

EXPENSES
Investment advisory fees	176,914
Administrative fees	48,436
Custodian fees	3,640
Auditors and legal fees	8,350
Trustee fees	1,820
Insurance fees	546
Miscellaneous	10,190
Total expenses	$249,896

NET INVESTMENT LOSS	$ (201,527)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain on investment securities	3,537,244
Change in net unrealized appreciation on investments	14,688,380

Total realized and unrealized gain on investments-net	$ 18,225,624

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,024,097

See accompanying notes to financial statements

Upright Growth Fund

See accompanying notes to financial statements

Statement of Changes in Net Assets

	Unaudited Six months Ended March 31	Year Ended September 30
	2021	2020
OPERATIONS
Net investment loss	$(201,527)	$(150,394)
Net realized gain (loss) on investment transactions	$3,537,244	$(23,235)
Net change in unrealized appreciation on investments	$14,688,380	$5,142,907
Net increase in net assets from operations	$18,024,097	$4,969,278

Distributions to Shareholders
From realized gains from securities transactions	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$582,000	$71,431
Payments for shares redeemed	$(3,631,718)	$(213,417)
Reinvestment of distributions	-	-
Net decrease in net assets from capital share transactions	$ (3,049,718)	$ (141,986)

TOTAL INCREASE IN NET ASSETS	$ 14,974,378	$ 4,827,292

NET ASSETS:
Beginning of year	$14,206,299	$9,378,900
End of year	$29,180,885	$14,206,299

CHANGES IN SHARES OUTSTANDING
Shares sold	47,178	14,908
Shares reinvested	-	-
Shares redeemed	245,274	42,313
Net decrease in shares outstanding	(198,096)	(27,405)

See accompanying notes to financial statements

Upright Growth Fund

Financial Highlights

Selected data for a share outstanding throughout each year

	Unaudited Six Months Ended March 31	Years Ended September 30
	2021	2020	2019	2018	2017
PER SHARE DATA
Net asset value, beginning of year	5.97	3.90	6.10	9.83	13.48

Investment operations:
Net investment loss	-0.09	-0.06	-0.04	-0.05	-0.11
Net realized and unrealized gain -loss on investments	7.49	2.13	-2.16	-3.38	1.29

Total from investment operations	7.41	2.07	-2.20	-3.43	1.40

Less distributions from net investment income	-	-	-	-0.30	-2.25

Net asset value, end of period	13.38	5.97	3.90	6.10	9.83

TOTAL RETURN	124.06%	53.08%	-36.07%	-37.97%	-11.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period -thousands	29,180	14,206	9,379	14,387	16,563

Ratio of net expenses to average net assets	1.02%	2.20%	2.15%	2.31%	2.40%
Ratio of net investment income -loss to average net assets	0.83%	-1.25%	-0.99%	-0.73%	-0.96%
Portfolio turnover rate	0.31%	3.75%	3.97%	128.81%	329.36%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Growth Fund (the “Fund”), a non-diversified fund.  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) ASC Accounting Standard Codification 946.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2021:

Level 1	$29,486,998
Level 2	-
Level 3	-
Total	$29,486,998

During the year ended March 31, 2021, there were no transfers between Level 1 and Level 2.

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

During the year ended September 30, 2016, the Fund failed the diversification of assets under the Internal Revenue Code (IRC) Subchapter M for the third quarter ending June 30, 2016.  The Fund had six months to correct the diversification of assets subject to penalty assessed under IRC Subchapter M. The Fund requested a waiver of this penalty from the Internal Revenue Service (“IRS”) and to date, the IRS has not either assessed or waived the penalty.  Any penalty assessed by the IRS will be assumed by the Advisor.  Tax year 2016 remains subject to examination by the IRS.

Upright Growth Fund

On August 20, 2018 the Fund held a special proxy meeting and approved the conversion from a Diversified Fund to a Non-Diversified Fund.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter into any repurchase agreements during 2019 or 2020.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2021.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  The Fund did not purchase any securities on margin during fiscal year ended March 31, 2021.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2021 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$68,931	-
Proceeds from sales	$4,032,588	-

As of March 31, 2021, the gross unrealized appreciation for all securities totaled $11,295,445 and the gross unrealized depreciation for all securities totaled $ 843,671 for a net unrealized appreciation of $10,451,774 for tax purposes.  The aggregate cost of securities including money funds on March 31, 2021 was $ 19,035,224 for tax purposes.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets. The Fund has accrued $203,119 of adviser fees at March 31, 2021.  During the year ended March 31, 2021 the fund incurred $176,914 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million, as determined and computed in accordance with the description of the method of determination of net asset value contained in the Fund’s Prospectus and Statement of Additional Information.

The Fund has accrued $69,518 of administrative fees at March 31, 2021. During the year ended March 31, 2021, the Fund incurred $48,436 in administrative fees.

Upright Growth Fund

The adviser has paid the trustee fee; accordingly, the trustee fee payable is due to the advisor.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain on investments	$ 1,310,229
Unrealized appreciation on investments	$ 10,451,774
Total	$11,762,003

The tax character of distributions paid for the years ended September 30, 2020 and 2019 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/20	-	-	-
9/30/19	-	-	-

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements

Upright Growth Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2020	March 31, 2021	October 1, 2020 to March 31, 2021

Actual	$1,000.00	$2,241.21	$16.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.76	$10.25

* Expenses are equal to the Fund's annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

Upright Growth Fund

Security Holdings by Industry Sector

March 31, 2021
(unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth Fund
Other
Cash and Money Funds
Drug Manufacturer-other
Electronic Equipment
Generic Drug
Internet Services
Pharmaceutical
Retail Special Lines
Semiconductor
IC Design

The pie chart calculation is based on Total Investments of $29,486,998

Upright Growth Fund

For the year ended March 31, 2021 (unaudited)

Approval of the Advisory Contract (unaudited)

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Upright Growth Fund

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee

Upright Growth Fund

David Y.S. Chiueh[1] 349 Ridgedale Avenue East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chief Executive Officer and Chief Compliance Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	Alice N Chen Bing B Chen JTWROS
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936	Trustee	Since November 2009/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Eunice Industry Corp. Industry City, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Upright Assets Allocation Plus Fund

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

March 31, 2021

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….……………..…10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………….....12

Notes to Financial Statements………………………………………………………………………………..13

Fund Expenses..………………………………………………………………………………………….…..16

Security Holdings by Industry Sector…………………………………………………………………….….17

Trustees and Officers………………………………………………………………………………………...18

Upright Assets Allocation Plus Fund

May 30, 2021

Dear Valued Shareholder:

We are pleased to present the semi-annual report for Upright Funds for the six-month period from October 1, 2020 to March 31, 2021.  The Funds delivered outstanding performance as you can see in the following comparison.

Upright Growth Fund, 124% vs 18.34 % SP500

Upright Growth & Income Fund, 80% vs 18.34% SP500

Upright Assets Allocation Plus Fund, 71% vs 22% DWCF Dow Jones US Total Stock Market Index

If the period is stretched out to one-year as in the report, the numbers are even more staggering!

Market Review

While Covid-19 is still preventing people from returning to normal life and participating in activities to move the economy, the market seems unfazed and keeps breaking new highs even though the economy has not fully recovered.  Many may argue that the stock market is overheating again. However, factors such as low interest rates, relatively higher corporate earnings, high tech innovations are providing fuel to a lively economy. Increasing demand from people working from home for products to enhance their productivity also keeps the innovative wheel to keep turning.

Portfolio Review

The two stocks that took center stage this time are Himax Technologies and Plug Power, the green energy company.  Himax caused the funds to lag the market for the past two and a half years.  It finally showed up with a vengeance and went up almost 300% in the past year.  Plug Power was another pleasant surprise. Having held it for nine years it also made a powerful entrance during this period and turned over more than 20 times in just 12 months.  We took some profit from this green company because its price shot up too high too fast.

These two stocks provided one good lesson for us to learn.  Patience is necessary in the stock market.

And always, we thank you for your trust and we hope to bring more good report in the upcoming months.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Assets Allocation Plus Fund

Upright Assets Allocation Plus Fund vs Bechmark performance
upaax value
P60US value
LUGCTRUU value
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
10/10/...
12/31/...
03/31/...
06/30/...
09/30/...
12/31/...
03/31/...
06/30/...
09/30/...
12/31/...
03/31/...
06/30/...
09/30/...
12/30/...
03/31/...

This chart reflects the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns (unaudited)

March 31, 2021

	1-Year	3-Year	Since Inception （10/10/2017）
Upright Assets Allocation Plus Fund (UPAAX)	106.07%	18.77%	8.88%
Dow Jones US Total Stock Market Index (DWCF)	62.65%	17.00%	15.96%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	0.86%	4.98%	3.96%

Upright Assets Allocation Plus Fund

Schedule of Investments (unaudited)
March 31, 2021

Description	Quantity	Market Value

Equities
Consumer 1.49%
Bed Bath & Beyond Inc.	1,000	$29,150

Drug Manufacturer-other 2.77%
AbbVie Inc.	500	$54,110

Electronic Equipment 0.55%
Plug Power Inc.	300	$10,752

Energy 0.67%
Direxion Daily Energy Bull 2X Shares	550	$12,997

Exchange Traded Fund 7.23%
iShares MSCI EAFE Value ETF	200	$10,194
iShares Russell Mid-Cap Value ETF	100	$10,930
iShares MSCI China ETF	200	$16,340
KraneShares CSI China Int	400	$30,540
Vanguard Emerging Markets	700	$36,435
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	$12,837
Vanguard Real Estate Index Fund ETF Shares	200	$18,372
VictoryShares US Large Cap High Div Volatility Wtd	100	$5,472
		$141,120

Financial Services 5.12%
Direxion Daily Financial Bull 3X Shares	1,100	$99,957

Generic Drug 1.07%
Viatris Inc	1,500	$20,955

MID Cap 4.35%
Direxion Daily Mid Cap Bull 3X Shares	1,500	$85,035

MSCI-ETF 4.23%
Direxion Daily MSCI Brazil Bull 2X Shares	85	$7,749

Upright Assets Allocation Plus Fund

Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	$19,660
Direxion Daily MSCI India Bull 2X Shares	500	$23,540
Direxion Daily MSCI Real Estate Bull 3X Shares	2,000	$31,680
		$82,629

Semiconductor 8.50%
Silicon Motion Technology Corporation	2,000	$118,780
Taiwan Semiconductor Manufacturing Company Limited ADR	400	$47,312
		$166,092

Small Cap 2.29%
Direxion Daily Small Cap Bull 3X	500	$44,755

US Market 6.52%
Direxion Daily S&P500 Bull 3X Shares	1,500	$127,425

IC Design 27.95%
Himax Technologies, Inc.* ADR	40,000	$546,000

Internet Services 1.11%
Baidu, Inc.	100	$21,755

Short Term Investments 14.60%
Invesco Treasury Portfolio Institutional	47,851	$47,851
MSIL Federal Treasury Portfolio Institutional	47,756	$47,756
First American Treasury Obligation Federal Class Z	48,371	$48,371
First American Government Obligation Federal Class Z	47,810	$47,810
MSIL Federal Government Portfolio Institutional	47,075	$47,075
Fidelity Government Portfolio Class I	44,846	$44,846
Invesco Government and Agency Portfolio Institutional	1,520	$1,520
		$285,229

Total Investments (Cost $1,105,035) 88.47%		$1,727,961

Other Assets less Liabilities 11.53%		$225,245

Upright Assets Allocation Plus Fund

Net Assets 100%	$1,953,206

*Non income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2021

ASSETS:
Investments, at market value (Identified cost $1,105,035)	$1,727,961
Cash	255,151
Total Assets	$1,983,112

LIABILITIES:
Investment adviser fees	15,998
Administrative fees	5,638
Custodian fees	299
Auditors and legal fees	3,836
Trustee fees	1,188
Insurance fees	1,421
Miscellaneous	1,526

Total Liabilities	$29,906

NET ASSETS	$1,953,206

NET ASSETS CONSIST OF:
Paid-in capital	1,339,917
Total distributable gains	613,289
Net Assets (based on 146,067 shares outstanding)	$1,953,206
Net Asset Value and Redemption Price Per Share	$13.37

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Operations (unaudited)
From October 1, 2019 to March 31, 2021

INVESTMENT INCOME:
Dividend income (net of Foreign taxes withheld)	4,576

Total investment income	4,576

EXPENSES:
Investment advisory fees	9,089
Administrative fees	3,146
Custodian fees	546
Auditors and legal fees	1,274
Blue sky fees	264
Insurance fees	182
Trustee fees	160
Miscellaneous	1,316
Total expenses	$15,977

NET INVESTMENT LOSS	($11,401)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment securities	8,106
Change in net unrealized appreciation on investments	725,434

Total realized and unrealized gain on investments-net	$733,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$722,139

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

Statement of Changes in Net Assets (unaudited) March 31, 2021

		Six months Ended March 31	Year Ended September 30
		2021	2020
OPERATIONS
	Net investment loss	(11,401)	(15,840)
	Net realized gain on investment transactions	8,106	6,600
	Net change in unrealized appreciation on investments	725,434	148,351
5	Net increase in net assets from operations	$722,139	$148,351

	Distributions to Shareholders
	From realized gains from securities transactions	(6,486)	-

CAPITAL SHARE TRANSACTIONS
	Proceeds from shares sold	291,750	70,818
	Payments for shares redeemed	(56,475)	0
	Reinvestment of distributions	6,486	0
	Net increase in net assets from capital share transactions	241,761	70,818

TOTAL INCREASE IN NET ASSETS		$957,414	219,169

NET ASSETS:
	Beginning of year	995,803	776,634
	End of year	$1,953,206	$995,803

CHANGES IN SHARES OUTSTANDING
	Shares sold	22,899	9,632
	Shares reinvested	0	0
	Shares redeemed	4,060	0
	Net increase in shares outstanding	18,839	9,632

See accompanying notes to financial statement

Upright Assets Allocation Plus Fund

Financial Highlights (unaudited)
Selected data for a share outstanding throughout each year

	Six Months Ended March 31	Years Ended September 30

	2021	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$7.83	$6.60	$8.08	10.00
Investment operations:
Net investment loss	(0.08)	(0.12)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	5.67	1.35	(1.37)	(1.81)

Total from investment operations	5.59	1.23	(1.48)	(1.92)

Less distributions from net realized gains	0.05	-	-	-

Net asset value, end of period	$13.37	$7.83	$6.60	$8.08

TOTAL RETURN	70.85%	18.64%	(18.32)%	(19.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,953.21	$995.80	$776.63	$769.75
Ratio of expenses to average net assets	1.10%	2.89%	2.71%	1.75%
Ratio of net investment loss to average net assets	(0.78)%	(1.72)%	(1.48)%	(1.27)%
Portfolio turnover rate	5.66%	5.03%	2.69%	52.53%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of Upright Assets Allocation Plus Fund (“Fund”), a diversified fund.  The principal investment objective of the Assets Allocation Plus Fund is to seek total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2021.

Level 1

         $1,727,961

Level 2

-

Level 3

-

Total

         $1,727,961

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2021

on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2020 or 2019.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2021.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2021. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2021 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$57,384	-
Proceeds from sales	$22,291	-

As of March 31, 2021, the gross unrealized appreciation for all securities totaled $655,508 and the gross unrealized depreciation for all securities totaled $32,582 for a net unrealized appreciation of $622,926 for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2021 was $1,105,035.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $15,998 of adviser fees through March 31, 2021. During the period ended March 31, 2021 the Fund incurred $9,089 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $5,638 of administrative fees through March 31, 2021. During the period ended March 31, 2021, the Fund incurred $3,146 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

Upright Assets Allocation Plus Fund

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2021

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss as investments	$(9,637)
Unrealized appreciation on investments	$622,926
Total distributable gains	$613,289

The tax character of distributions paid for the period ended September, 2020 and 2019 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30//20	-	-	-
9/30//19	-	-	-

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Assets Allocation Plus Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2020	March 31, 2021	October 1, 2020 to March 31, 2021

Actual	$1,000.00	$1,792.91	$15.32

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,013.96	$11.05

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

Upright Assets Allocation Plus Fund

 Security Holdings by Industry Sector

March 31, 2021

(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Assets Allocation Plus Fund

March 31, 2021

Drug Manufacturer-other
Consumer
Electronic Equipment
Energy
Exchange Traded Fund
Cash & Money Funds
Financial Services
Generic Drug
MID Cap
MSCI-ETF
Internet Services
Semiconductor
Small Cap
IC Design
US Market

The pie chart calculation is based on Total Investments of $1,727,961.

Upright Assets Allocation Plus Fund

Approval of the Advisory Contract (unaudited)

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as

Upright Assets Allocation Plus Fund

net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

Upright Assets Allocation Plus Fund

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Assets Allocation Plus Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

Transfer Agent

Mutual Shareholder Services

8000Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Upright Growth and Income Fund

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth and Income Fund

____________________________________________________________________________________________

March 31, 2021

____________________________________________________________________________________________

Upright Growth and Income Fund

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….………………..10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………..…...12

Notes to Financial Statements……………………………………………………………………………..…13

Fund Expense…………………………………………………………………………………………..…….16

Security Holdings by Industry Sector………………………………………………………………………..17

Trustees and Officers………………………………………………………………………………………...19

Upright Growth and Income Fund

May 30, 2021

Dear Valued Shareholder:

We are pleased to present the semi-annual report for Upright Funds for the six-month period from October 1, 2020 to March 31, 2021.  The Funds delivered outstanding performance as you can see in the following comparison.

Upright Growth Fund, 124% vs 18.34 % SP500

Upright Growth & Income Fund, 80% vs 18.34% SP500

Upright Assets Allocation Plus Fund, 71% vs 22% DWCF Dow Jones US Total Stock Market Index

If the period is stretched out to one-year as in the report, the numbers are even more staggering!

Market Review

While Covid-19 is still preventing people from returning to normal life and participating in activities to move the economy, the market seems unfazed and keeps breaking new highs even though the economy has not fully recovered.  Many may argue that the stock market is overheating again. However, factors such as low interest rates, relatively higher corporate earnings, high tech innovations are providing fuel to a lively economy. Increasing demand from people working from home for products to enhance their productivity also keeps the innovative wheel to keep turning.

Portfolio Review

The two stocks that took center stage this time are Himax Technologies and Plug Power, the green energy company.

Himax caused the funds to lag the market for the past two and a half years.  It finally showed up with a vengeance and went up almost 300% in the past year.

Plug Power was another pleasant surprise. Having held it for nine years it also made a powerful entrance during this period and turned over more than 20 times in just 12 months.  We took some profit from this green company because its price shot up too high too fast.

These two stocks provided one good lesson for us to learn.  Patience is necessary in the stock market.

And always, we thank you for your trust and we hope to bring more good report in the upcoming months.

 Sincerely,

David Y. S. Chiueh

Upright Growth and Income Fund

Portfolio Manager

Upright Growth and Income Fund

Upright Growth & Income Fund vs Bechmark performance
upddx value
DWCF value
LUGCTRUU value
20,000.00
18,000.00
16,000.00
14,000.00
12,000.00
10,000.00
8,000.00
6,000.00
4,000.00
2,000.00
0.00
10/10/17
12/31/17
03/31/18
06/30/18
09/30/18
12/31/18
03/31/19
06/30/19
09/30/19
12/31/19
03/31/20
06/30/20
09/30/20
12/31/20
03/31/21

This chart reflects a comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns

For the Periods ended March 31, 2021

	1-Year	3-Year	Since Inception （10/10/2017）
Upright Growth & Income Fund (UPDDX)	119.56%	21.46%	12.66%
Dow Jones US Total Stock Market Index (DWCF)	62.65%	17.00%	15.96%

Upright Growth and Income Fund

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	0.86%	4.98%	3.96%

Upright Growth and Income Fund

Schedule of Investments (unaudited)
March 31, 2021

		Market
Description	Quantity	Value
Equities
Aero Space 1.65%
Direxion Daily Aerospace & Defense Bull 3X Shares	1,500	32,130

AI Technology 1.53%
Direxion Daily Robotics, AI & Automation Index Bull 2X	750	29,843

Consumer 2.88%
Bed Bath & Beyond Inc.	1,500	43,725
Tapestry, Inc.	300	12,363
		56,088

Drug Manufacturer-other 4.51%
AbbVie Inc.	600	64,932
Teva Pharmaceutical Industries Limited	2,000	23,080
		88,012

Electrical Industry 0.67%
General Electric Company	1,000	13,130

Electronic Equipment 3.06%
Apple Inc.	400	48,860
Plug Power Inc.	300	10,752
		59,612

Exchange Traded Fund 0.22%
ProShares S&P 500 Dividend Aristocrats ETF	50	4,313

Financial Services 10.97%
Direxion Daily Financial Bull 3X Shares	1,300	118,131
The Goldman Sachs Group Inc.	200	65,400
J PMorgan Chase & Co.	200	30,446

Upright Growth and Income Fund

		213,977

Healthcare Services 1.16%
CVS Health Corporation	300	22,569

Industrial General Business 2.01%
Direxion Daily Industrials Bull 3X Shares	1,000	39,120

Leisure 1.89%
The Walt Disney Company	200	36,904

MID Cap 2.91%
Direxion Daily Mid Cap Bull 3X Shares	1,000	56,690

MSCI-ETF 1.63%
Direxion Daily MSCI Real Estate Bull 3X Shares	2,000	31,680

Oil 0.86%
Exxon Mobil Corporation	300	16,749

Pharmaceutical 2.54%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	22,060
Walgreens Boots Alliance, Inc.	500	27,450
		49,510

Semiconductor 11.10%
Nvidia Corporation	150	80,090
Silicon Motion Technology Corporation	1,500	89,085
Taiwan Semiconductor Manufacturing Company Limited	400	47,312
		216,487

IC Design 35%
Himax Technologies, Inc.	50,000	682,500

Total Equities 84.58%		1,649,313

Short Term Investments 6.79%

Upright Growth and Income Fund

Invesco Treasury Portfolio Institutional	46,084
MSIL Federal Treasury Portfolio Institutional	46,084
First American Treasury Obligation Federal Class Z	40,307
132,474

Total Investments (Cost $1,040,781) 91.37%	1,781,787

Other Assets less Liabilities 8.63%	168,251

Net Assets 100%	1,950,038

*Non Income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Growth and Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2021

ASSETS
Investments, at market value	1,781,787
(Identified cost $1,040,781)
Cash	203,488
Dividends receivable	170

Total Assets	$1,985,445

LIABILITIES
Accrued Investment adviser fees	19,005
Accrued Administrative fees	5,805
Accrued Custodian fees	436
Accrued Auditor and legal fees	3,843
Accrued Trustee fees	1,514
Accrued Insurance fees	985
Miscellaneous	3,821

Total Liabilities	$35,407

NET ASSETS	$1,950,038

NET ASSETS CONSIST OF
Paid-in capital	1,093,226
Total distributable gains	856,812
Net Assets (based on 131,569 shares outstanding)	$1,950,038

Net Asset Value, redemption price per share	$14.82

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations (unaudited)
From October 1, 2020 to March 31, 2021

INVESTMENT INCOME
Dividend income	$10,295

Total investment income	$10,295

EXPENSES
Investment advisory fees	10,575
Administrative fees	3,173
Custodian fees	1,092
Auditors and legal fees	1,274
Blue sky fees	263
Trustee fees	344
Miscellaneous	1560
Total expenses	$18,281

NET INVESTMENT LOSS	$(7,985)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain on investment securities	0
Change in net unrealized depreciation on investments	$367,701

Total realized and unrealized loss on investments-net	$367,701
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$359,716

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Changes in Net Assets

	Unaudited Six Months Ended March 31	Year Ended September 30
	2021	2020
OPERATIONS
Net investment loss	($7,985)	($18,492)
Net realized gain on investment transactions	0	0
Net change in unrealized appreciation on investments	$367,701	187,899

Net increase in net assets from operations	$359,716	$169,407
Distributions to Shareholders
From short term capital gains in securities transactions	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$165,250	$71,616
Payments for shares redeemed	$57,519	-
Reinvestment of distributions	-	-
Net increase in net assets from capital share transactions	$107,731	$71,616

TOTAL INCREASE IN NET ASSETS	$467,447	$241,023

NET ASSETS:
Beginning of year	$1,020,413	$779,390
End of year	$1,950,038	$1,020,413

CHANGES IN SHARES OUTSTANDING
Shares sold	11,341	9,356
Shares reinvested	0	0
Shares redeemed	3,759	0
Net increase in shares outstanding	7,582	9,356

See accompanying notes to financial statements.

Upright Growth and Income Fund

Financial Highlights
Selected data for a share outstanding throughout each year

	Unaudited Six Months Ended March 31	Years Ended September 30

	2021	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	8.23	$ 6.80	$ 8.59	$ 10.00
Investment operations:
Net investment income	-0.06	-0.15	-0.11	-0.18
Net realized and unrealized gain (loss) on investments	6.66	1.58	-1.53	1.26

Total from investment operations	6.59	1.43	-1.64	-1.44

Less distributions from net realized gains	0	0	-0.15	0

Net asset value, end of period	14.82	8.23	6.80	8.59

TOTAL RETURN	80.09%	21.03%	-19.22%	-14.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	1,950.04	1,020.41	779.39	783.2
Ratio of net expenses to average net assets	1.24%	3.29%	2.86%	2.34%
Ratio of net investment loss to average net assets	-0.54%	-1.98%	-1.51%	-1.89%
Portfolio turnover rate	4.95%	0%	8.04%	31.38%

See accompanying notes to financial statements

Upright Growth and Income Fund

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2021

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Growth and Income Fund (the “Fund”), a diversified fund.  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2021.

Level 1

         $1,781,787

Level 2

-

Level 3

-

Total

         $1,781,787

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession

Upright Growth and Income Fund

of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2021

interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2020 or 2019.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2021.

g)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2021. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2021 (excluding repurchase agreements and short-term securities), were as follows:

Other than

U.S. Govt.     U.S. Govt.

Securities       Securities

Purchases

              $57,429

-

Proceeds from sales                  -

-

As of March 31, 2021, the gross unrealized appreciation for all securities totaled $762,507 and the gross unrealized depreciation for all securities totaled $21,501 for a net unrealized appreciation of $741,006 for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2021 was $1,040,781.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $19,005 of adviser fees through March 31, 2021. During the period ended March 31, 2021 the Fund incurred $10,575 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $5,805 of administrative fees through March 31, 2021. During the period ended March 31, 2021, the Fund incurred $3,173 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2021, the components of distributable earnings on a tax basis were as follows:

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2021

Accumulated net realized gain as investments	$115,806
Unrealized appreciation on investments	$741,006
Total distributable gains	$856,812

The tax character of distributions paid for the year ended September 30, 2019 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/2020	-	-	-
9/30/2019	$13,678	-	$13,678

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2019 through March 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2020	March 31, 2021	October 1, 2020 to March 31, 2021

Actual	$1,000.00	$1800.73	$17.32

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,012.57	$12.44

      * Expenses are equal to the Fund's annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

Upright Growth and Income Fund

Security Holdings by Industry Sector

March 31, 2021
(unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth & Income Fund
AI Technology
Consumer
Drug Manufacturer-other
Cash and Money Funds
Aero Space
Electrical Industry
Electronic Equipment
Exchange Traded Fund
Financial Services
Healthcare Services
Industrial General
Business Leisure
MID Cap
MSCI-ETF
Oil
Pharmaceutical
Semiconductor
IC Design

The pie chart calculation is based on Total Investments of $1,781,787

Upright Growth and Income Fund

Approval of the Advisory Contract (Unaudited)

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any

Upright Growth and Income Fund

further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers (unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

Upright Growth and Income Fund

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed as “interested persons” of the Trust because he is an officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/ business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth and Income Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

361 Hopedale Drive SE

Bayville, NJ 08721

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Upright Growth and Income Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: May 30, 2021

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: May 30, 2021

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Upright Growth and Income Fund

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2021, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

Upright Growth and Income Fund

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/ David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: May 30, 2021

By  /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: May 30, 2021

* Print the name and title of each signing officer under his or her signature.